DEBT OBLIGATIONS - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Aug. 18, 2025	Jun. 30, 2025	Dec. 31, 2024	Aug. 21, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total	$ 6,519			$ 106,519		$ 119,991
Unamortized debt discount, issue cost, and beneficial conversion factor	(56)			(69,484)		(1,566)
Total debt, including current obligations	6,463			37,035		118,425
Current portion of long-term debt	(4,957)			(4,767)		(112,241)
Long-term debt	$ 1,506			32,268		6,184
Convertible loans
Debt Instrument [Line Items]
Interest Rate	9.50%
Total	$ 5,000			$ 5,000		61,150
Notes payable
Debt Instrument [Line Items]
Interest Rate	8.00%			8.00%
Total	$ 1,519			$ 1,519		1,519
2029 Senior Secured Term Loan | Senior secured term loans
Debt Instrument [Line Items]
Interest Rate	12.90%		12.90%	12.90%	12.90%
Total	$ 0			$ 100,000		$ 0
Unamortized debt discount, issue cost, and beneficial conversion factor		$ (71,600)			$ (5,800)